T. ROWE PRICE Tax-Efficient Equity Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  13.0%
Diversified Telecommunication Services  0.0%
AST SpaceMobile  (1) (2) 3,800 214
214
Entertainment  2.3%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,900 374
Live Nation Entertainment (1)(2) 5,100 670
Netflix (1) 186,000 20,010
ROBLOX, Class A (1) 56,000 5,322
Spotify Technology (1) 9,256 5,543
Take-Two Interactive Software (1) 1,652 406
TKO Group Holdings  2,200 427
32,752
Interactive Media & Services  10.7%
Alphabet, Class C  306,080 97,983
Meta Platforms, Class A  79,900 51,771
Pinterest, Class A (1) 9,200 240
Reddit, Class A (1) 18,524 4,010
154,004
Media  0.0%
Trade Desk, Class A (1) 6,100 241
241
Total Communication Services 187,211
CONSUMER DISCRETIONARY  13.3%
Automobiles  2.9%
Ferrari (2) 2,640 1,035
Tesla (1) 94,875 40,812
41,847
Broadline Retail  5.2%
Amazon.com (1) 309,360 72,149
Coupang (1) 50,500 1,422
eBay  1,400 116
MercadoLibre (1) 600 1,243
Ollie's Bargain Outlet Holdings (1) 992 122
75,052
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (1) 1,800 185
Duolingo (1) 1,350 258

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Service Corp. International  17,480 1,389
1,832
Hotels, Restaurants & Leisure  2.3%
Booking Holdings  1,460 7,175
Carnival (1) 14,900 384
Cava Group (1) 1,300 64
Chipotle Mexican Grill (1) 35,000 1,208
Churchill Downs  800 87
Darden Restaurants  3,650 656
Domino's Pizza  800 336
DoorDash, Class A (1) 13,600 2,698
DraftKings, Class A (1)(2) 15,050 499
Dutch Bros, Class A (1) 4,400 258
Expedia Group  4,300 1,100
Flutter Entertainment (1)(2) 2,200 459
Hilton Worldwide Holdings  18,900 5,387
Hyatt Hotels, Class A (2) 600 99
Las Vegas Sands  8,100 552
MakeMyTrip (1) 1,500 107
Navan, Class A (1) 4,500 75
Planet Fitness, Class A (1) 6,825 764
Royal Caribbean Cruises  19,025 5,065
Texas Roadhouse  2,750 482
Viking Holdings (1) 48,776 3,257
Wingstop (2) 6,350 1,681
Yum! Brands  2,100 322
32,715
Household Durables  0.1%
SharkNinja (1)(2) 1,900 185
Somnigroup International  9,000 824
TopBuild (1) 300 136
1,145
Specialty Retail  2.4%
AutoZone (1) 29 115
Boot Barn Holdings (1) 700 136
Burlington Stores (1) 3,125 788
Carvana (1) 20,975 7,855
Home Depot  28,040 10,008
O'Reilly Automotive (1) 48,650 4,948
RH (1)(2) 700 110
Ross Stores  3,000 529
TJX  53,877 8,185

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Tractor Supply  16,375 897
Ulta Beauty (1) 800 431
Valvoline (1) 7,700 241
Wayfair, Class A (1) 1,200 133
Williams-Sonoma  600 108
34,484
Textiles, Apparel & Luxury Goods  0.3%
Amer Sports (1) 6,700 249
Birkenstock Holding (1)(2) 2,100 91
Deckers Outdoor (1) 4,000 352
On Holding, Class A (1) 5,500 242
Ralph Lauren  5,600 2,057
Tapestry  6,200 677
3,668
Total Consumer Discretionary 190,743
CONSUMER STAPLES  2.1%
Beverages  0.0%
Celsius Holdings (1) 5,500 225
225
Consumer Staples Distribution & Retail  1.9%
BJ's Wholesale Club Holdings (1) 16,925 1,510
Casey's General Stores  550 314
Costco Wholesale  20,300 18,546
Performance Food Group (1) 1,900 184
Sprouts Farmers Market (1) 2,000 168
U.S. Foods Holding (1) 8,800 692
Walmart  53,500 5,912
27,326
Food Products  0.0%
Freshpet (1) 1,400 80
80
Personal Care Products  0.0%
elf Beauty (1)(2) 1,000 76
76
Tobacco  0.2%
Philip Morris International  16,700 2,630
2,630
Total Consumer Staples 30,337

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  0.3%
Energy Equipment & Services  0.0%
TechnipFMC  3,300 149
149
Oil, Gas & Consumable Fuels  0.3%
Cameco (2) 3,500 310
Cheniere Energy  3,250 677
Diamondback Energy  7,900 1,205
EQT  2,100 128
Expand Energy  800 98
Ovintiv  2,600 106
Permian Resources  7,700 112
Targa Resources  8,200 1,437
Uranium Energy (1) 10,000 123
Viper Energy, Class A  2,127 78
4,274
Total Energy 4,423
FINANCIALS  6.4%
Capital Markets  2.1%
Ameriprise Financial  3,525 1,607
Ares Management, Class A  15,550 2,439
Bank of New York Mellon  3,200 359
Blackrock  2,600 2,723
Blue Owl Capital (2) 13,500 203
CME Group  14,310 4,028
Coinbase Global, Class A (1) 5,700 1,555
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (1)(3)(4) 7,765 109
Interactive Brokers Group, Class A  31,100 2,022
KKR  11,000 1,345
Lazard  2,500 126
LPL Financial Holdings  3,500 1,246
Moody's  10,811 5,306
MSCI  3,600 2,029
Robinhood Markets, Class A (1) 4,500 578
S&P Global  5,337 2,662
StepStone Group, Class A  2,300 145
Stifel Financial  1,200 146
TPG  5,400 319
Tradeweb Markets, Class A  13,140 1,431
30,378

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  3.8%
Affirm Holdings (1) 5,300 376
Apollo Global Management  17,500 2,307
Block (1) 9,300 621
Corpay (1) 2,350 695
Mastercard, Class A  41,400 22,792
Shift4 Payments, Class A (1)(2) 1,300 96
Toast, Class A (1) 15,000 513
Visa, Class A  81,200 27,157
54,557
Insurance  0.5%
Allstate  650 139
Arthur J Gallagher  4,900 1,213
Hanover Insurance Group  692 128
Hartford Insurance Group  11,300 1,549
Kinsale Capital Group  280 108
Marsh & McLennan  12,500 2,293
Progressive  5,700 1,304
Ryan Specialty Holdings (2) 2,400 139
6,873
Total Financials 91,808
HEALTH CARE  7.8%
Biotechnology  1.2%
Alkermes (1) 3,050 90
Alnylam Pharmaceuticals (1) 14,101 6,363
Argenx, ADR (1) 3,043 2,775
Ascendis Pharma, ADR (1) 600 127
BeOne Medicines, ADR (1) 500 170
Caris Life Sciences (1) 949 24
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $137 (1)(4) 7,259 185
Insmed (1) 5,200 1,081
Ionis Pharmaceuticals (1) 6,500 538
Natera (1) 4,950 1,182
Neurocrine Biosciences (1) 3,045 463
Nuvalent, Class A (1) 1,200 131
Revolution Medicines (1) 2,000 156
Summit Therapeutics (1)(2) 5,000 90
Ultragenyx Pharmaceutical (1) 5,000 174
Vaxcyte (1) 2,100 104
Vertex Pharmaceuticals (1) 9,199 3,989
17,642

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  1.3%
Boston Scientific (1) 16,600 1,686
Dexcom (1) 13,528 859
Glaukos (1) 1,000 106
IDEXX Laboratories (1) 9,262 6,973
Insulet (1) 2,825 924
Intuitive Surgical (1) 13,191 7,565
Penumbra (1) 1,800 528
ResMed  1,300 333
18,974
Health Care Providers & Services  2.2%
BrightSpring Health Services (1) 6,600 239
Cardinal Health  5,975 1,268
Cencora  23,800 8,781
Elevance Health  2,400 812
Encompass Health  36,000 4,184
HCA Healthcare  9,550 4,854
HealthEquity (1) 1,100 116
McKesson  9,500 8,371
Option Care Health (1) 3,800 118
Quest Diagnostics  600 113
RadNet (1)(2) 1,500 124
Tenet Healthcare (1) 1,900 412
UnitedHealth Group  4,600 1,517
30,909
Health Care Technology  0.3%
Doximity, Class A (1) 5,000 257
Veeva Systems, Class A (1) 13,367 3,212
Waystar Holding (1) 6,500 240
3,709
Life Sciences Tools & Services  0.3%
Medpace Holdings (1) 250 148
Mettler-Toledo International (1) 1,113 1,644
Repligen (1) 700 120
Thermo Fisher Scientific  3,519 2,079
3,991
Pharmaceuticals  2.5%
Corcept Therapeutics (1) 4,700 373
Elanco Animal Health (1)(2) 5,600 130

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Eli Lilly  32,300 34,738
35,241
Total Health Care 110,466
INDUSTRIALS & BUSINESS SERVICES  6.6%
Aerospace & Defense  2.6%
Axon Enterprise (1) 8,850 4,780
Boeing (1) 13,500 2,552
BWX Technologies  1,400 250
Carpenter Technology  500 159
Curtiss-Wright  500 282
General Electric  48,400 14,445
HEICO  4,000 1,268
Howmet Aerospace  37,500 7,672
Karman Holdings (1)(2) 2,600 174
Leonardo DRS  2,200 75
Loar Holdings (1)(2) 3,060 210
Northrop Grumman  2,200 1,259
Rocket Lab (1) 18,000 759
StandardAero (1) 8,376 219
TransDigm Group  1,928 2,622
36,726
Air Freight & Logistics  0.0%
GXO Logistics (1) 1,500 76
76
Building Products  0.2%
Trane Technologies  6,100 2,571
2,571
Commercial Services & Supplies  0.4%
Cintas  13,500 2,511
Clean Harbors (1) 500 114
Copart (1) 31,800 1,240
GFL Environmental  2,500 114
Republic Services  5,700 1,237
Rollins  1,975 121
Tetra Tech  3,200 111
Veralto  4,700 476
5,924
Construction & Engineering  0.5%
API Group (1) 4,387 173
Comfort Systems USA  1,900 1,856

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Quanta Services  10,400 4,835
6,864
Electrical Equipment  1.0%
Bloom Energy, Class A (1) 1,000 109
Eaton  3,900 1,349
GE Vernova  11,400 6,837
Hubbell  6,700 2,891
nVent Electric  1,100 118
Rockwell Automation  1,000 396
Vertiv Holdings, Class A  15,025 2,700
14,400
Ground Transportation  0.7%
Canadian Pacific Kansas City  12,000 871
Lyft, Class A (1) 4,000 84
Old Dominion Freight Line  9,884 1,337
Uber Technologies (1) 87,700 7,677
XPO (1) 1,200 171
10,140
Machinery  0.2%
Deere  2,747 1,276
Esab  1,975 222
Parker-Hannifin  1,400 1,206
RBC Bearings (1) 600 267
Symbotic (1)(2) 3,500 293
Westinghouse Air Brake Technologies  600 125
3,389
Passenger Airlines  0.0%
United Airlines Holdings (1) 1,200 122
122
Professional Services  0.5%
Automatic Data Processing  11,300 2,885
Booz Allen Hamilton Holding  4,326 361
Broadridge Financial Solutions  7,811 1,782
CACI International, Class A (1) 300 185
Equifax  4,214 895
ExlService Holdings (1) 2,000 80
Parsons (1)(2) 2,000 169
Paychex  1,900 212
Paylocity Holding (1) 1,400 206
UL Solutions, Class A (2) 1,500 137
Verisk Analytics  2,881 648

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility (1) 3,099 68
7,628
Trading Companies & Distributors  0.5%
Core & Main, Class A (1) 1,100 53
Fastenal  98,000 3,959
Ferguson Enterprises  6,600 1,661
FTAI Aviation  5,150 892
WW Grainger  300 285
6,850
Total Industrials & Business Services 94,690
INFORMATION TECHNOLOGY  48.5%
Communications Equipment  0.6%
Arista Networks (1) 53,400 6,978
Motorola Solutions  6,000 2,218
9,196
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  68,900 9,708
Badger Meter  500 89
CDW  7,815 1,127
Celestica (1) 2,300 792
Coherent (1) 1,700 279
Corning  1,800 152
Fabrinet (1) 3,600 1,654
Keysight Technologies (1) 818 162
TD SYNNEX  2,900 442
TE Connectivity  1,100 249
Zebra Technologies, Class A (1) 346 88
14,742
IT Services  0.8%
Accenture, Class A  336 84
Cloudflare, Class A (1) 12,125 2,427
Gartner (1) 1,300 303
GoDaddy, Class A (1) 15,200 1,943
MongoDB (1) 700 233
Okta (1) 3,500 281
Shopify, Class A (1) 12,000 1,904
Snowflake (1) 17,300 4,346
Twilio, Class A (1) 1,000 130
11,651
Semiconductors & Semiconductor Equipment  20.2%
Advanced Micro Devices (1) 40,051 8,712

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Analog Devices  5,675 1,506
Astera Labs (1) 4,900 772
Broadcom  204,100 82,244
Credo Technology Group Holding (1) 2,200 391
Impinj (1) 600 103
KLA  7,100 8,346
Lam Research  50,600 7,894
Lattice Semiconductor (1) 4,727 332
MACOM Technology Solutions Holdings (1) 1,000 175
Micron Technology  27,800 6,574
Monolithic Power Systems  4,887 4,536
NVIDIA  912,000 161,424
Onto Innovation (1) 700 100
QUALCOMM  19,575 3,290
Rambus (1) 3,400 325
SiTime (1) 400 119
Taiwan Semiconductor Manufacturing, ADR  11,300 3,294
Tower Semiconductor (1) 2,200 238
290,375
Software  17.0%
Adobe (1) 10,500 3,361
Appfolio, Class A (1) 1,000 228
AppLovin, Class A (1) 13,000 7,793
Autodesk (1) 12,691 3,850
Cadence Design Systems (1) 13,889 4,331
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $719 (1)(3)(4) 422 695
Circle Internet Group (1)(2) 1,000 80
Crowdstrike Holdings, Class A (1) 15,900 8,096
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 927
Datadog, Class A (1) 36,949 5,912
Descartes Systems Group (1) 1,100 91
Docusign (1) 4,300 298
Dynatrace (1) 8,698 388
Elastic (1) 3,400 240
Fair Isaac (1) 1,800 3,250
Fortinet (1) 34,500 2,799
Gen Digital  4,700 124
Gitlab, Class A (1) 7,100 292
Guidewire Software (1) 3,425 740
HubSpot (1) 1,700 624
InterDigital  5,393 1,929

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Intuit  14,500 9,194
JFrog (1) 2,000 122
Manhattan Associates (1) 3,400 600
Microsoft  252,125 124,048
Monday.com (1) 500 72
Nutanix, Class A (1) 1,900 91
Oracle  69,900 14,116
Palantir Technologies, Class A (1) 92,900 15,649
Palo Alto Networks (1) 31,800 6,046
Procore Technologies (1) 1,600 118
PTC (1) 8,025 1,408
Roper Technologies  1,842 822
Rubrik, Class A (1) 3,400 236
SailPoint (1)(2) 4,639 85
Salesforce  5,795 1,336
Samsara, Class A (1) 46,900 1,784
ServiceNow (1) 11,700 9,505
ServiceTitan, Class A (1) 982 88
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 79
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 68
Synopsys (1) 7,328 3,063
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 25
Tyler Technologies (1) 4,519 2,122
Unity Software (1) 3,000 128
Workday, Class A (1) 12,500 2,695
Zscaler (1) 17,600 4,426
243,974
Technology Hardware, Storage & Peripherals  8.9%
Apple  457,000 127,434
Pure Storage, Class A (1) 9,600 854
Seagate Technology Holdings  1,000 277
128,565
Total Information Technology 698,503
MATERIALS  0.8%
Chemicals  0.5%
Ecolab  10,200 2,807
Linde  3,250 1,334
Sensient Technologies  1,100 107
Sherwin-Williams  9,314 3,201
7,449
Metals & Mining  0.3%
Anglogold Ashanti  1,700 146

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Kinross Gold (2) 115,600 3,249
MP Materials (1)(2) 3,000 186
Steel Dynamics  1,400 235
3,816
Paper & Forest Products  0.0%
Louisiana-Pacific  1,500 123
123
Total Materials 11,388
REAL ESTATE  0.3%
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 2,100 340
CoStar Group (1) 18,780 1,292
FirstService  700 110
1,742
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,000 373
373
Specialized Real Estate Investment Trusts  0.2%
Iron Mountain, REIT  13,700 1,183
Lamar Advertising, Class A, REIT  13,200 1,748
2,931
Total Real Estate 5,046
UTILITIES  0.4%
Electric Utilities  0.1%
NRG Energy  5,600 949
949
Independent Power & Renewable Electricity
Producers  0.3%
Talen Energy (1)(2) 1,000 394
Vistra  24,500 4,382
4,776
Total Utilities 5,725
Total Common Stocks (Cost $598,296) 1,430,340
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 41

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 2,811
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 768
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 2,010
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 19
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 156
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 133
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (1)(3)
(4) 12,046 82
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 68
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 157
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 152
Total Information Technology 6,398
Total Convertible Preferred Stocks (Cost $3,149) 6,398
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.02% (5)(6) 1,136,588 1,137
Total Short-Term Investments (Cost $1,137) 1,137

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.99% (5)(6) 5,078,950 5,079
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,079
Total Securities Lending Collateral (Cost $5,079) 5,079
Total Investments in Securities  100.4%
(Cost $607,661) $ 1,442,954
Other Assets Less Liabilities (0.4)% (5,310)
Net Assets 100.0% $ 1,437,644
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2025.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,486 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 31++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 31+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 3,272  ¤  ¤ $ 1,137
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 5,079
Total $ 6,216^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $31 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,216.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Efficient Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Efficient Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,428,252 $ 185 $ 1,903 $ 1,430,340
Convertible Preferred Stocks — — 6,398 6,398
Short-Term Investments 1,137 — — 1,137
Securities Lending Collateral 5,079 — — 5,079
Total $ 1,434,468 $ 185 $ 8,301 $ 1,442,954

T. ROWE PRICE Tax-Efficient Equity Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F136-054Q3 11/25